FURNITURE AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	$ 1,750,586	$ 1,720,383
Less accumulated depreciation	(1,367,345)	(1,155,356)
Furniture and equipment - net	383,241	565,027
Depreciation expense	200,000	100,000
Furniture and equipment
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	41,200	41,200
Estimated useful lives	7 years
Computer software
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	1,709,386	1,174,169
Estimated useful lives	3 years
Work in process
FURNITURE AND EQUIPMENT
Furniture and equipment - gross		$ 505,014